EXHIBIT 99.1

John Deere Owner Trust 2010

Statement to Noteholders

$224,000,000   Class A-1  0.34384%  Asset Backed Notes due May 16, 2011

$147,000,000   Class A-2  0.72000%  Asset Backed Notes due July 16, 2012

$267,000,000   Class A-3  1.32000%  Asset Backed Notes due May 15, 2014

$70,189,000   Class A-4  2.13000%  Asset Backed Notes due October 17, 2016

$39,240,380  Asset Backed Certificates

Payment Date:				17-Sep-12

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$51,886,832.46
		(ii)	A-3 Note Pool Factor:	0.1943327

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$9,348,677.25
		per $1,000 original principal amount:		$35.01

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$9,348,677.25

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$57,075.52
			per $1,000 original principal amount:	$0.21

		(iv)	Class A-4 Notes:	$124,585.48
			per $1,000 original principal amount:	$1.78

		(v)	Total:	$181,661.00

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$159,707,955.13
		(ii)	at end of related Collection Period:	$150,293,934.73

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	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$161,316,212.46
		(ii)	at end of related Collection Period:	$151,967,535.21

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$169,666,478.87
		(ii)	at end of related Collection Period:	$159,572,418.70

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$42,538,155.21
		(ii)	A-3 Note Pool Factor:	0.1593189

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$39,240,380.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$133,089.96
	per $1,000 original principal amount:			$0.18
	(a)	Amount of Servicing Fee earned:		$133,089.96
	(b)	Amount of Servicing Fee paid:		$133,089.96
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	Aggregate Purchase Amounts for Collection Period:			$0.00

(9)	(i)	Amount in Reserve Account:		$14,948,588.00
	(ii)	Specified Reserve Account Balance:		$14,948,588.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$2,479,201.08
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.65%

(11)	(i)	Aggregate amount of net losses for the collection period:		$(4,614.16)
	(ii)	Cumulative amount of net losses:		$1,388,553.58
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.18%

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